Leases	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022
Leases [Abstract]
Leases
Note 5. Leases
The Company leases its headquarters, engineering and manufacturing space in Fremont, California under a single non-cancelable
operating lease, right of use asset with an expiration date of August 31, 2030. In March 2021, the Company entered into a new agreement to lease office space in Fremont, California under a noncancelable operating lease that expires in April 2026 with an option to extend for five years.
The components of lease costs were as follows (in thousands):

	For the Quarters Ended
	April 3, 2022	March 31, 2021
Operating lease cost	$420	$292
Supplemental lease information:

	As of
Operating leases	April 3, 2022	March 31, 2021
Weighted-average remaining lease term	8.4 years	9.3 years
Weighted-average discount rate	6.8%	6.8%
Supplemental cash flow information related to leases are as follows (in thousands):

	For the Quarters Ended
	April 3, 2022	March 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$336	$312
Lease liabilities arising from obtaining ROU assets:
Operating leases	—	8,763
Maturities of Lease Liabilities
The following is a schedule of maturities of lease liabilities as of April 3, 2022 (in thousands).

Operating lease
2022 (remaining nine months)	$1,029
2023	1,406
2024	1,449
2025	1,492
2026	1,491
Thereafter	5,774

Total	12,641

Less: imputed interest	(3,220)

Present value of lease liabilities	$9,421

Note 6. Leases
The Company leases its headquarters, engineering and manufacturing space in Fremont, California under a single non-cancelable
operating lease, right of use asset with an expiration date of August 31, 2030. In March 2021, the Company entered into a new agreement to lease office space in Fremont, California under a noncancelable operating lease that expires in April 2026 with an option to extend for five years.
The components of lease costs were as follows (in thousands):

Fiscal Year Ended January 2, 2022
Operating lease cost	$1,535
Supplemental lease information:

Operating leases	January 2, 2022
Weighted-average remaining lease term	8.7 years
Weighted-average discount rate	6.8%

Supplemental cash flow information related to leases are as follows (in thousands):

Fiscal Year Ended January 2, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,418
Lease liabilities arising from obtaining ROU assets:
Operating leases	8,763
Maturities of Lease Liabilities
The following is a schedule of maturities of lease liabilities as of January 2, 2022 (in thousands).

Operating lease
2022	$1,366
2023	1,406
2024	1,449
2025	1,492
2026	1,491
Thereafter	5,774

Total	12,978

Less: imputed interest	(3,375)

Present value of lease liabilities	$9,603

Prior Year Lease Disclosure under ASC 840
Under the legacy accounting guidance ASC 840, rent expense for the fiscal year 2020 was $1.4 million.
Minimum commitments under noncancelable operating lease agreements as of December 31, 2020 is as follows (in thousands):

Operating lease
2021	$1,267
2022	1,305
2023	1,344
2024	1,384
2025	1,426
Thereafter	7,243

Total	$13,969